UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Schedule of Investments

July 31, 2011	(Unaudited)

LSV Conservative Value		Value
Equity Fund	Shares	(000)

Common Stock (99.3%)
Aerospace & Defense (3.2%)
General Dynamics	20,200	$1,376
Huntington Ingalls Industries*	4,600	154
L-3 Communications Holdings, Cl 3	14,100	1,116
Northrop Grumman	25,000	1,513
Raytheon	32,400	1,449

		5,608

Agricultural Operations (0.6%)
Archer-Daniels-Midland	35,400	1,075

Agricultural Products (0.8%)
Corn Products
International	14,300	728
Fresh Del Monte Produce	22,400	549

		1,277

Aircraft (0.5%)
Lockheed Martin	11,500	871

Apparel Retail (0.8%)
American Eagle Outfitters	57,500	756
Gap	35,900	692

		1,448

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	22,900	1,239
Bank of New York Mellon	46,700	1,173
State Street	21,200	879

		3,291

Automotive (1.0%)
Autoliv	13,200	873
Ford Motor*	68,600	838

		1,711

Banks (9.8%)
Bank of America	308,600	2,997
Comerica	17,400	557
JPMorgan Chase	131,900	5,335
Keycorp	32,200	259
PNC Financial Services Group	23,800	1,292
Regions Financial	109,300	666
SunTrust Banks	13,100	321
US Bancorp	31,700	826
Wells Fargo	145,100	4,054
Zions Bancorporation	28,000	613

		16,920

Biotechnology (0.8%)
Amgen	8,700	476
Gilead Sciences*	22,800	966

		1,442

Chemicals (2.1%)
Ashland	15,000	919
Dow Chemical	54,400	1,897
Eastman Chemical	7,800	753

		3,569

Commercial Printing (0.4%)
RR Donnelley & Sons	40,500	762

Computer & Electronics Retail (0.9%)
Best Buy	20,100	555
GameStop, Cl A*	25,200	594
RadioShack	30,800	429

		1,578

Computers & Services (3.3%)
Computer Sciences	15,100	533
Hewlett-Packard	72,300	2,542
Microsoft	48,500	1,329
Seagate Technology	51,100	710
Western Digital*	17,300	596

		5,710

Construction & Engineering (0.4%)
KBR	18,200	649

Consumer Discretionary (1.9%)
Procter & Gamble	54,300	3,339

Diversified Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold	18,200	964

Diversified REIT’s (0.3%)
Liberty Property Trust	14,800	503

Drug Retail (1.8%)
CVS Caremark	63,200	2,297
Walgreen	21,800	851

		3,148

Electrical Services (5.6%)
Ameren	25,800	743
American Electric Power	40,900	1,508
DTE Energy	20,800	1,037
Entergy	16,000	1,069
Exelon	20,900	921
General Electric	219,000	3,922
Pinnacle West Capital	12,100	512

		9,712

Financial Services (4.4%)
Capital One Financial	32,200	1,539
Citigroup	79,960	3,066
GFI Group	54,800	249
Goldman Sachs Group	12,600	1,700
Morgan Stanley	52,100	1,159

		7,713

Schedule of Investments

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Food, Beverage & Tobacco (1.5%)
Coca-Cola Enterprises	28,800	$810
ConAgra Foods	23,600	604
Smithfield Foods*	38,400	846
Supervalu	33,400	287
Universal	2,400	88

		2,635

Gas/Natural Gas (0.3%)
Atmos Energy	14,800	495

General Merchandise Stores (0.9%)
Target	28,700	1,478

Health Care Equipment (0.6%)
Medtronic	27,600	995

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	9,900	685

Independent Power Producers & Energy Traders (0.9%)
Constellation Energy
Group	27,300	1,060
GenOn Energy*	106,596	415

		1,475

Insurance (12.2%)
ACE	15,500	1,038
Aetna	34,600	1,435
Allstate	37,200	1,031
Aspen Insurance Holdings	18,800	487
Assurant	16,000	570
Berkshire Hathaway, Cl B*	36,700	2,722
Chubb	24,300	1,518
CIGNA	12,200	607
Hartford Financial Services Group	37,800	885
Lincoln National	25,200	668
MetLife	16,400	676
Prudential Financial	28,900	1,696
Torchmark	19,350	782
Travelers	30,900	1,703
UnitedHealth Group	52,000	2,581
Unum Group	47,800	1,166
WellPoint	23,700	1,601

		21,166

Machinery (0.3%)
Timken	12,100	528

Metal & Glass Containers (0.6%)
Ball	14,800	574
Owens-Illinois*	20,600	477

		1,051

Mortgage REIT’s (0.4%)
Annaly Capital
Management	39,300	659

Multimedia (1.2%)
Time Warner	21,100	742
Walt Disney	33,000	1,274

		2,016

Office Electronics (0.6%)
Xerox	102,000	952

Office Equipment (0.3%)
Pitney Bowes	23,200	500

Office REIT’s (0.5%)
Duke Realty	64,500	906

Paper & Paper Products (0.4%)
International Paper	21,000	624

Paper Packaging (0.6%)
Rock-Tenn, Cl A	9,800	602
Sealed Air	24,900	536

		1,138

Petroleum & Fuel Products (12.6%)
Apache	11,100	1,373
Chesapeake Energy	43,300	1,487
Chevron	60,600	6,304
ConocoPhillips	49,700	3,578
Exxon Mobil	26,000	2,075
Marathon Oil	37,700	1,168
Marathon Petroleum*	18,850	825
Murphy Oil	9,700	623
Noble	11,800	435
Occidental Petroleum	18,900	1,856
Tesoro*	31,300	760
Valero Energy	55,500	1,394

		21,878

Petroleum Refining (0.6%)
Devon Energy	13,600	1,070

Pharmaceuticals (8.4%)
Abbott Laboratories	16,700	857
Eli Lilly	30,200	1,157
Forest Laboratories*	24,100	893
Johnson & Johnson	41,600	2,695
Merck	114,600	3,911
Pfizer	263,600	5,072

		14,585

Printing & Publishing (0.6%)
Gannett	41,500	530
Lexmark International, Cl A*	17,800	597

		1,127

Railroads (0.3%)
Union Pacific	4,300	441

Schedule of Investments

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Reinsurance (1.2%)
Everest Re Group	7,900	$649
Montpelier Re Holdings	39,600	683
Reinsurance Group of America, Cl A	2,900	169
Validus Holdings	25,192	670

		2,171

Retail (2.8%)
Cracker Barrel Old Country Store	2,700	122
Kroger	33,400	831
Lowe’s	26,900	580
Macy’s	36,400	1,051
Safeway	46,600	940
Wal-Mart Stores	25,100	1,323

		4,847

Semi-Conductors/Instruments (3.9%)
Intel	181,100	4,044
Micron Technology*	85,400	629
TE Connectivity	29,200	1,005
Texas Instruments	33,300	991

		6,669

Specialized REIT’s (0.5%)
Hospitality Properties Trust	32,900	831

Telephones & Telecommunications (5.3%)
AT&T	142,800	4,178
Cisco Systems	124,600	1,990
Corning	81,200	1,292
Harris	19,500	777
Verizon Communications	29,100	1,027

		9,264

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems	24,000	681

Total Common Stock
(Cost $183,749)		172,157

	Face Amount
	(000)
Repurchase Agreement (0.6%)
Morgan Stanley 0.005%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $1,023,672 (collateralized by a U.S. Treasury Inflationary Index Note, par value $1,036,049, 3.875%, 04/15/29; with total market value $1,044,147)	$1,024	$1,024

Total Repurchase Agreement
(Cost $1,024)		1,024

Total Investments — 99.9%
(Cost $184,773) †		$173,181

Percentages are based on Net Assets of $173,409 (000).

*	Non-income producing security.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $186,411 (000), and the unrealized appreciation and depreciation were $18,158 (000) and ($31,388 (000)) respectively.
Cl — Class
REIT — Real Estate Investment Trust
The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value (000):

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$172,157	$—	$—	$172,157
Repurchase Agreement	—	1,024	—	1,024

Total Investments in Securities	$172,157	$1,024	$—	$173,181

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2011, there were no level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
LSV-QH-002-1000

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ Phillip T. Masterson

Philip T. Masterson
President
Date: 09/28/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Phillip T. Masterson

Philip T. Masterson
President

Date: 09/28/2011

By (Signature and Title)	/S/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO
Date: 09/28/2011